CONVERTIBLE DEBT: Convertible Debt (Details) - USD ($)	Dec. 31, 2021	Sep. 30, 2022
Unsecured Convertible, due 01/19/17
Debt Conversion, Original Debt, Due Date of Debt	Jan. 19, 2017
Debt Instrument, Interest Rate, Effective Percentage	8.00%
Debt Instrument, Interest Rate, Increase (Decrease)	18.00%
Convertible Debt	$ 6,750	$ 6,750
SUBTOTAL	$ 6,750	6,750
Unsecured Convertible Due 08/05/23
Debt Conversion, Original Debt, Due Date of Debt	Aug. 05, 2023
Debt Instrument, Interest Rate, Effective Percentage	10.00%
Convertible Debt		154,000
SUBTOTAL		154,000
Unsecured Convertible Due 05/01/23
Debt Conversion, Original Debt, Due Date of Debt	May 01, 2023
Debt Instrument, Interest Rate, Effective Percentage	12.00%
Convertible Debt		200,000
SUBTOTAL		200,000
Convertible Debt	$ 171,750	360,750
SUBTOTAL	171,750	360,750
Debt Instrument, Unamortized Discount	0	0
TOTAL	$ 171,750	$ 360,750
Unsecured Convertible Due 03/17/22
Debt Conversion, Original Debt, Due Date of Debt	Mar. 17, 2022
Debt Instrument, Interest Rate, Effective Percentage	10.00%
Convertible Debt	$ 150,000
SUBTOTAL	$ 150,000
Unsecured Convertible Due 03/31/23
Debt Conversion, Original Debt, Due Date of Debt	Mar. 31, 2023
Debt Instrument, Interest Rate, Effective Percentage	6.00%
Convertible Debt	$ 15,000
SUBTOTAL	$ 15,000